Note 2 - Development Stage Operations (Details Textual) - $ / shares	Dec. 31, 2016	Sep. 30, 2016
Common Stock, Shares, Issued	4,564,428
Share Price		$ 4.125
Common Stock [Member]
Share Price	$ 3,131.25